Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
Deferred tax assets and liabilities
Taxation

		Successor	Successor	Successor	Successor	Predecessor
		Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
	Note	€m	€m	€m	€m	€m
Current tax expense
Current tax on profits/loss for the period		(37.5)	(58.9)	(18.0)	—	(41.2)
Adjustments in respect of prior periods		3.2	(0.6)	(2.3)	—	15.2
		(34.3)	(59.5)	(20.3)	—	(26.0)
Deferred tax income/(expense)
Origination and reversal of temporary differences		(2.1)	12.9	10.4	—	(14.9)
Impact of change in tax rates		4.4	7.0	22.2	—	—
	16	2.3	19.9	32.6	—	(14.9)
Total tax (expense)/credit		(32.0)	(39.6)	12.3	—	(40.9)

Reconciliation of effective tax rate:

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
	€m	€m	€m	€m	€m
Profit/(loss) before tax	168.5	76.0	(349.6)	(167.5)	(87.1)
Tax (charge)/credit at the standard UK corporation tax rate 19.25% (2016: 20%; 2015: 20.25%)	(32.5)	(15.2)	70.8	33.9	17.6
Difference in tax rates	(10.0)	(10.0)	(67.5)	(33.9)	(4.6)
Non tax deductible interest	4.4	—	(9.9)	—	(8.7)
Other income and expenses not taxable or deductible	16.8	(7.4)	1.0	—	(21.6)
Unrecognized tax assets	(19.3)	(1.8)	(2.1)	—	(30.9)
Provisions for uncertainties	1.0	(11.6)	0.1	—	(7.9)
Impact of change in deferred tax rates	4.4	7.0	22.2	—	—
Prior period adjustment	3.2	(0.6)	(2.3)	—	15.2
Total tax (expense)/credit	(32.0)	(39.6)	12.3	—	(40.9)

Effective tax rates
Successor
The effective tax rate for the year ended December 31, 2017 was 19% (year ended December 31, 2016: 52.1%). The change is principally caused by expenses which are not tax deductible, partially offset by the non-recognition of deferred tax assets on certain tax losses. Effective from and including January 12, 2016, the Company become a resident in the United Kingdom for United Kingdom tax purposes.
The Company operates in many different jurisdictions and in some of these, certain matters are under discussion with local tax authorities. These discussions are often complex and can take many years to resolve. Accruals for tax contingencies require management to make estimates and judgments with respect to the ultimate outcome of a tax audit, and actual results could vary from these estimates. Where tax exposures can be quantified, a provision is made based on best estimates and management’s judgments. Given the inherent uncertainties in assessing the outcomes of these exposures (which can sometimes be binary in nature), the Company could, in future years, experience adjustments to this provision.
Management believes that the Company’s position on all open matters including those in current discussion with local tax authorities is robust and that the Company is appropriately provided.
Following the enactment of the Finance Act 2016, the standard rate of corporation tax in the UK is 19.25% for 2017 (2016: 20%). The standard rate of corporation tax in the UK reduced from 20% to 19% with effect from April 1, 2017 and will reduce by a further 2% to 17% from April 1 2020. As the reductions to 19% and 17% were substantially enacted on September 6, 2016, these rates are reflected in these financial statements.
The tax (credit)/charge relating to components of other comprehensive income is as follows:
Successor

		Before tax	Tax charge/ (credit)	After tax
Year ended December 31, 2017	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		(2.9)	2.0	(0.9)
Net investment hedge		0.8	—	0.8
Cash flow hedges		16.4	(5.0)	11.4
Other comprehensive loss		14.3	(3.0)	11.3
Current tax		—	—	—
Deferred tax	16	—	(3.0)	—
		—	(3.0)	—
		Before tax	Tax charge	After tax
Year ended December 31, 2016	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		23.6	6.3	29.9
Net investment hedge		0.5	—	0.5
Cash flow hedges		(10.1)	2.8	(7.3)
Other comprehensive loss		14.0	9.1	23.1
Current tax		—	—	—
Deferred tax	16	—	9.1	—
		—	9.1	—
		Before tax	Tax charge	After tax
Nine months ended December 31, 2015	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		(19.4)	6.1	(13.3)
Net investment hedge		4.4	—	4.4
Cash flow hedges		(1.6)	0.5	(1.1)
Other comprehensive (income)/loss		(16.6)	6.6	(10.0)
Current tax		—	—	—
Deferred tax	16	—	6.6	—
		—	6.6	—

Predecessor
		Before tax	Tax credit	After tax
5 months ended May 31, 2015	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		2.5	(0.7)	1.8
Net investment hedge		(44.7)	—	(44.7)
Cash flow hedges		—	—	—
Other comprehensive income		(42.2)	(0.7)	(42.9)
Current tax		—	—	—
Deferred tax	16	—	(0.7)	—
		—	(0.7)	—
Deferred tax assets and liabilities
Recognized deferred tax assets and liabilities
Deferred tax assets and liabilities are attributable to the following:

	Dec 31, 2017			Dec 31, 2016
	Assets	Liabilities	Total	Assets	Liabilities	Total
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	13.5	(28.7)	(15.2)	10.3	(33.6)	(23.3)
Intangible assets	0.1	(295.1)	(295.0)	—	(291.3)	(291.3)
Employee benefits	28.2	—	28.2	27.8	(0.1)	27.7
Tax value of loss carry forwards	15.6	—	15.6	18.9	—	18.9
Derivative financial instruments	0.9	0.5	1.4	—	(3.3)	(3.3)
Other	6.0	(4.4)	1.6	7.9	(4.9)	3.0
Tax assets/(liabilities)	64.3	(327.7)	(263.4)	64.9	(333.2)	(268.3)

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit through future taxable profits is probable.
Deferred tax assets that the Company has not recognized in the financial statements amount to €65.3 million (December 31, 2016: €56.3 million). These deferred tax assets have not been recognized as the likelihood of recovery is not probable. A deferred tax asset on tax losses acquired from the Iglo Group was not recognized at the acquisition date. During 2016, following discussions with tax authorities, the group revised its assessment of the likely recovery of these losses and a resulting deferred tax asset has now been recognized.
The aggregate deferred tax relating to items that have been credited directly to equity is €3.0 million (December 31, 2016: charge of €9.1 million).
Movement in deferred tax during the year:

	Opening balance Jan 1 2017	Acquired in business combinations	Recognized in Statement of Profit or Loss	Recognized in Other Comprehensive Income	Movement in foreign exchange	Closing balance Dec 31, 2017
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	(23.3)	—	8.2	—	(0.1)	(15.2)
Intangible assets	(291.3)	—	(3.7)	—	—	(295.0)
Employee benefits	27.7	—	2.5	(2.0)	—	28.2
Tax value of loss carry forwards	18.9	—	(3.0)	—	(0.3)	15.6
Derivative financial instruments	(3.3)	—	(0.3)	5.0	—	1.4
Other	3.0	—	(1.4)	—	—	1.6
Total deferred tax	(268.3)	—	2.3	3.0	(0.4)	(263.4)

	Opening balance Jan 1 2016	Acquired in business combinations	Recognized in Statement of Profit or Loss	Recognized in Other Comprehensive Income	Movement in foreign exchange	Closing balance Dec 31 2016
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	(5.3)	(0.3)	(17.2)	—	(0.5)	(23.3)
Intangible assets	(315.8)	—	24.1	—	0.4	(291.3)
Employee benefits	32.7	—	1.3	(6.3)	—	27.7
Tax value of loss carry forwards	—	—	18.9	—	—	18.9
Derivative financial instruments	0.2	—	(0.7)	(2.8)	—	(3.3)
Other	9.5	—	(6.5)	—	—	3.0
Total deferred tax	(278.7)	(0.3)	19.9	(9.1)	(0.1)	(268.3)